DEBT ISSUED AND OTHER OBLIGATIONS (Details 7) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total lon term obligation	$ 17,066	$ 25,563
Amounts due to credit card operations	16,255	23,298
Others
Total short term financial obligations	16,255	23,298
Public Sector liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Foreign Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation	811	2,265
Short Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation	$ 811	2,265
Short Term Debt [Member] | Public Sector liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation		2,265
Short Term Debt [Member] | Public Sector liabilities [Member] | 1Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation		2,265
Short Term Debt [Member] | Public Sector liabilities [Member] | Due Within 1 And 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Public Sector liabilities [Member] | 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Public Sector liabilities [Member] | 3 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Public Sector liabilities [Member] | 4 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Public Sector liabilities [Member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Foreign Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation			$ 811
Short Term Debt [Member] | Foreign Borrowings [Member] | 1Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation			811
Short Term Debt [Member] | Foreign Borrowings [Member] | Due Within 1 And 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Foreign Borrowings [Member] | 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Foreign Borrowings [Member] | 3 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Foreign Borrowings [Member] | 4 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation
Short Term Debt [Member] | Foreign Borrowings [Member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total lon term obligation